Fair Value - Narrative (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Unobservable Assumptions
Notes payable, carrying value	$ 399,402,000	$ 353,383,000
Notes payable, fair value	231,900,000	347,000,000
Promissory Notes
Unobservable Assumptions
Notes receivable	$ 0	$ 4,100,000